Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other liabilities
Schedule of other liabilities

Skr mn	Dec 31, 2020	Dec 31, 2019
Cash payables, debt -purchases	194	2,011
Other	261	455
Total	455	2,466